ORGANIZATION AND BASIS OF PRESENTATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 09, 2021	Dec. 31, 2022
BEST Express | Held for sale
ORGANIZATION AND BASIS OF PRESENTATION
Proceeds from Divestiture of Businesses	¥ 3,876,286
BEST BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST Capital
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST Capital BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
Store Cayman
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
Store BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
Store HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST Capital HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST China
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST Store
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
Zhejiang Best Technology Co. LTD [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST Finance
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
BEST Ningbo
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company		100.00%
Yunnan Trust Plan
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company		0.00%
BEST Information Technology
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company		0.00%
Hangzhou Baijia
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company		0.00%
BEST Ucargo
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company		0.00%